Investments (Mortgage Loans - Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Contracts	Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2014 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Average Recorded Investment	$ 3	$ 3
Financing Receivable, Significant Purchases	$ 619	$ 346
Percentage of Mortgage Loans Classified as Performing	99.00%	99.00%
Financing Receivable, Modifications, Subsequent Default, Number of Contracts | Contracts	0	0
Agricultural Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Average Recorded Investment	$ 3	$ 3	$ 3
Estimated fair value of mortgage loans held-for-investment	$ 1,900	$ 1,500
Loans and Leases Receivable, Number of Contract, Nonperforming, Nonaccrual of Interest | Contracts	0	0
Financing Receivable Number of Contract of Recorded Investment Past Due | Contracts	0	0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Average Recorded Investment	$ 0	$ 0	43
Loans and Leases Receivable, Number of Contract, Nonperforming, Nonaccrual of Interest | Contracts	0	0
Financing Receivable Number of Contract of Recorded Investment Past Due | Contracts	0	0
Residential
Financing Receivable, Recorded Investment [Line Items]
Average Recorded Investment	$ 0	$ 0	0
Estimated fair value of mortgage loans held-for-investment	867	345
Financing Receivable, Recorded Investment, Past Due	11	11
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	4	4
Affiliated Entity [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Significant Sales	2,400	2,000	370
Related Party Transaction, Amounts of Transaction	$ 1,600	$ 1,000	$ 1,000